UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Allston Trading LLC
Address: 440 S LaSalle St Suite 1200
         Chicago IL 60605

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Thomas Fugo
Title: CFO
Phone: 312-663-7166

Signature, Place,            and Date of Signing:
TOM FUGO   CHICAGO, ILLINOIS FEBRUARY 2, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: $3,455

List of Other Included Managers:

NONE
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
    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

APPLE INC                      COM              037833100      435      593 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100      156      315 SH  PUT  SOLE                        0        0      315
CITIGROUP INC                  COM              172967101       23     6847 SH       SOLE                        0        0       23
CITIGROUP INC                  COM              172967101        0     1281 SH  CALL SOLE                        0        0        0
CITIGROUP INC                  COM              172967101        0     1067 SH  PUT  SOLE                        0        0     1067
SPDR GOLD TRUST                GOLD SHS         381010107      101      646 SH  CALL SOLE                        0        0        0
SPDR GOLD TRUST                GOLD SHS         381010107      101      527 SH  PUT  SOLE                        0        0      101
SPDR TR                        UNIT SER 1       78462F103     2374    21306 SH       SOLE                        0        0     2374
SPDR TR                        UNIT SER 1       78462F103      108     1280 SH  CALL SOLE                        0        0        0
SPDR TR                        UNIT SER 1       78462F103      157     1449 SH  PUT  SOLE                        0        0     1449